EQUITY - Schedule of movement of reserves of share-based payments (Details) - Reserve of Share-Based Payments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reserve for Share Based Payments [Roll Forward]
Opening balance	$ 37,235	$ 37,235	$ 37,235
Stock option plan	0	0	0
Closing balance	$ 37,235	$ 37,235	$ 37,235